Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 12, 2012
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000710826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 12, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011

METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED JANUARY 12, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011 (THE "PROSPECTUS")

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

The Board of Directors of Metropolitan Series Fund, Inc. (the "Fund") has approved a change of subadviser for the Neuberger Berman Mid Cap Value Portfolio (the "Portfolio") from Neuberger Berman Management LLC ("Neuberger Berman") to Lord, Abbett & Co. LLC ("Lord Abbett"), to be effective January 12, 2012, pursuant to a new subadvisory agreement between the Fund's investment adviser, MetLife Advisers, LLC, and Lord Abbett. Effective January 12, 2012, the name of the Portfolio will change to Lord Abbett Mid Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Fund's Prospectus to Neuberger Berman will change to Lord Abbett. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Neuberger Berman and to the Portfolio by its original name in their forms and communications until such documents can be revised.

The Board of Directors of the Fund has also approved a proposal to reorganize the Portfolio into the Lord Abbett Mid Cap Value Portfolio (the "MIST Lord Abbett Portfolio"), a series of Met Investors Series Trust. The reorganization is subject to, among other conditions, approval by the shareholders of the Portfolio. If the shareholders of the Portfolio approve the proposal, the Portfolio will transfer the assets and liabilities attributable to each class of its shares to the MIST Lord Abbett Portfolio in exchange for shares of the corresponding class of the MIST Lord Abbett Portfolio (the "Reorganization Shares"). The exchange, which will be effected on the basis of the relative net asset values of the Portfolios, will be followed immediately by the distribution of the Reorganization Shares received by the Portfolio to the shareholders of the Portfolio in complete liquidation of the Portfolio. All issued and outstanding shares of the Portfolio will simultaneously be cancelled on the books of the Portfolio. If approved, the reorganization is proposed to take place on or about April 30, 2012.

In addition, the following changes to the sections of the Prospectus describing the Portfolio are effective January 12, 2012:

The subsection entitled "Portfolio Summary—Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio's assets in equity securities of mid capitalization companies.

The Portfolio's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•

Mid-sized company securities, of a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2010, the market capitalizations of companies in the Russell Midcap® Index ranged from $231.8 million to $22.06 billion.

•

Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•

Foreign company securities that are issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts ("ADRs"), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

The subsection entitled "Portfolio Summary—Primary Risks—Derivatives Risk" is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000710826_SupplementTextBlock

METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED JANUARY 12, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011 (THE "PROSPECTUS")

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

The Board of Directors of Metropolitan Series Fund, Inc. (the "Fund") has approved a change of subadviser for the Neuberger Berman Mid Cap Value Portfolio (the "Portfolio") from Neuberger Berman Management LLC ("Neuberger Berman") to Lord, Abbett & Co. LLC ("Lord Abbett"), to be effective January 12, 2012, pursuant to a new subadvisory agreement between the Fund's investment adviser, MetLife Advisers, LLC, and Lord Abbett. Effective January 12, 2012, the name of the Portfolio will change to Lord Abbett Mid Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Fund's Prospectus to Neuberger Berman will change to Lord Abbett. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Neuberger Berman and to the Portfolio by its original name in their forms and communications until such documents can be revised.

The Board of Directors of the Fund has also approved a proposal to reorganize the Portfolio into the Lord Abbett Mid Cap Value Portfolio (the "MIST Lord Abbett Portfolio"), a series of Met Investors Series Trust. The reorganization is subject to, among other conditions, approval by the shareholders of the Portfolio. If the shareholders of the Portfolio approve the proposal, the Portfolio will transfer the assets and liabilities attributable to each class of its shares to the MIST Lord Abbett Portfolio in exchange for shares of the corresponding class of the MIST Lord Abbett Portfolio (the "Reorganization Shares"). The exchange, which will be effected on the basis of the relative net asset values of the Portfolios, will be followed immediately by the distribution of the Reorganization Shares received by the Portfolio to the shareholders of the Portfolio in complete liquidation of the Portfolio. All issued and outstanding shares of the Portfolio will simultaneously be cancelled on the books of the Portfolio. If approved, the reorganization is proposed to take place on or about April 30, 2012.

In addition, the following changes to the sections of the Prospectus describing the Portfolio are effective January 12, 2012:

The subsection entitled "Portfolio Summary—Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio's assets in equity securities of mid capitalization companies.

The Portfolio's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•

Mid-sized company securities, of a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2010, the market capitalizations of companies in the Russell Midcap® Index ranged from $231.8 million to $22.06 billion.

•

Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•

Foreign company securities that are issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts ("ADRs"), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

The subsection entitled "Portfolio Summary—Primary Risks—Derivatives Risk" is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Neuberger Berman Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710826_SupplementTextBlock

METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED JANUARY 12, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011 (THE "PROSPECTUS")

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

The Board of Directors of Metropolitan Series Fund, Inc. (the "Fund") has approved a change of subadviser for the Neuberger Berman Mid Cap Value Portfolio (the "Portfolio") from Neuberger Berman Management LLC ("Neuberger Berman") to Lord, Abbett & Co. LLC ("Lord Abbett"), to be effective January 12, 2012, pursuant to a new subadvisory agreement between the Fund's investment adviser, MetLife Advisers, LLC, and Lord Abbett. Effective January 12, 2012, the name of the Portfolio will change to Lord Abbett Mid Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Fund's Prospectus to Neuberger Berman will change to Lord Abbett. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Neuberger Berman and to the Portfolio by its original name in their forms and communications until such documents can be revised.

The Board of Directors of the Fund has also approved a proposal to reorganize the Portfolio into the Lord Abbett Mid Cap Value Portfolio (the "MIST Lord Abbett Portfolio"), a series of Met Investors Series Trust. The reorganization is subject to, among other conditions, approval by the shareholders of the Portfolio. If the shareholders of the Portfolio approve the proposal, the Portfolio will transfer the assets and liabilities attributable to each class of its shares to the MIST Lord Abbett Portfolio in exchange for shares of the corresponding class of the MIST Lord Abbett Portfolio (the "Reorganization Shares"). The exchange, which will be effected on the basis of the relative net asset values of the Portfolios, will be followed immediately by the distribution of the Reorganization Shares received by the Portfolio to the shareholders of the Portfolio in complete liquidation of the Portfolio. All issued and outstanding shares of the Portfolio will simultaneously be cancelled on the books of the Portfolio. If approved, the reorganization is proposed to take place on or about April 30, 2012.

In addition, the following changes to the sections of the Prospectus describing the Portfolio are effective January 12, 2012:

The subsection entitled "Portfolio Summary—Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio's assets in equity securities of mid capitalization companies.

The Portfolio's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•

Mid-sized company securities, of a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2010, the market capitalizations of companies in the Russell Midcap® Index ranged from $231.8 million to $22.06 billion.

•

Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•

Foreign company securities that are issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts ("ADRs"), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

The subsection entitled "Portfolio Summary—Primary Risks—Derivatives Risk" is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011